Leases (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended					12 Months Ended
	Jan. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Lease cost		$ 4,667			$ 810		$ 5,244	$ 1,795
Lease term		12 months 15 days
Prepament of lease			$ 3,824	$ 365
Lease description		automatically extended for additional twelve-month renewal terms unless the Company provided advance notice of its intent to terminate at the end of the then-current lease term. The lease expired in February 2026.
Finance lease term		30 months			30 months	36 months		36 months
Short term lease cost					$ 242		242	$ 1,117
Up front payments							6,260	114,907
Line of credit			6,435
Secure leases payments		$ 1,948	1,860				1,860
Accounts receivable			2,607				2,607
Lease income for operating lease		10,615			3,944		21,224	7,935
Operating lease, fixed payment			9,983				9,983
Finance lease payment		55,693	32,591		23,758		32,591
Finance lease advance payments		3,721			$ 970	$ 546	11,536	405
Accounts receivable		$ 11,479	$ 2,607			$ 253	$ 2,607	$ 253
Subsequent Event [Member]
Property, Plant, and Equipment [Line Items]
Lease terms description		These leases have three and seven-year lease terms
G P U Servers [Member]
Property, Plant, and Equipment [Line Items]
Lease cost	$ 590
Lease term	36 months
Prepament of lease	$ 16
Colocation Leases [Member]
Property, Plant, and Equipment [Line Items]
Lease term			12 months 15 days				12 months 15 days
Lease description							lease automatically extends for additional twelve-month renewal terms unless the Company provides advance notice of its intent to terminate the lease at the end of the then-current lease term. At lease commencement, the Company was reasonably certain to exercise the second renewal option which is scheduled to expire in February 2027.
Colocation Lease One [Member]
Property, Plant, and Equipment [Line Items]
Lease term		3 years			3 years
Prepament of lease		$ 365
Operating lease, fixed payment		$ 6,260
Colocation Lease Two [Member]
Property, Plant, and Equipment [Line Items]
Lease term		7 years
Prepament of lease		$ 6,788
Operating lease, fixed payment		113,835			$ 1,756
Letter of credit		$ 6,435